Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
Columbia Emerging Markets Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,524		$ 10,990	$ 11,798	$ 11,095	$ 12,130	$ 12,542	$ 13,221	$ 10,639	$ 11,108	$ 12,601	$ 13,567
Columbia Emerging Markets Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		11,573	12,455	11,742	12,869	13,340	14,096	11,375	11,904	13,550	14,609
Columbia Emerging Markets Bond Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		11,605	12,514	11,804	12,964	13,442	14,236	11,489	12,058	13,730	14,837
Columbia Emerging Markets Bond Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		11,608	12,514	11,820	12,977	13,475	14,264	11,531	12,094	13,791	14,896
Columbia Emerging Markets Bond Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Accumulated Value	10,000		11,515	12,322	11,557	12,616	13,000	13,671	10,971	11,438	12,944	13,888
JPMorgan Emerging Markets Bond Index - Global [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Emerging Markets Bond Index - Global
Accumulated Value	$ 10,000		$ 11,482	$ 12,000	$ 11,444	$ 12,944	$ 13,439	$ 14,003	$ 11,367	$ 11,931	$ 13,445	$ 14,516